Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of error corrections
The effect of the correction of the error noted above on the relevant financial statement line items is as follows:

	As of March 31, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet
Prepaid forward contract derivative	15,954	(15,954)	—
Total assets	$307,957	$(15,954)	$292,003
FPA Put Option liability	—	44,593	44,593
Total liabilities	$78,145	$44,593	$122,738
Additional paid-in capital	988,188	(60,547)	927,641
Total shareholders’ equity (deficit)	$229,812	$(60,547)	$169,265
Total liabilities, contingently redeemable preferred stock, and shareholders' equity	$307,957	$(15,954)	$292,003

	Period Ended March 31, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity/ Deficit
Forward Purchase Agreement prepayment	—	(60,547)	(60,547)
Additional Paid-in Capital - balance at March 31, 2023	988,188	(60,547)	927,641
Total shareholders’ deficit - balance at March 31, 2023	$229,812	$(60,547)	$169,265

The effect of the correction of the error noted above on the relevant financial statement line items is as follows:

	As of June 30, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet
Prepaid forward contract derivative	33,804	(33,804)	—
Total assets	$302,337	$(33,804)	$268,533
FPA Put Option liability	—	26,743	26,743
Total liabilities	$90,699	$26,743	$117,442
Additional paid-in capital	996,704	(60,547)	936,157
Total shareholders’ equity (deficit)	$211,638	$(60,547)	$151,091
Total liabilities, contingently redeemable preferred stock, and shareholders' equity	$302,337	$(33,804)	$268,533

	Period Ended June 30, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity/ Deficit
Forward Purchase Agreement prepayment	—	(60,547)	(60,547)
Additional Paid-in Capital - balance at March 31, 2023	988,188	(60,547)	927,641
Total shareholders’ deficit - balance at March 31, 2023	$229,812	$(60,547)	$169,265
Additional Paid-in Capital - balance at June 30, 2023	996,704	(60,547)	936,157
Total shareholders’ deficit - balance at June 30, 2023	$211,638	$(60,547)	$151,091

Schedule of cash and cash equivalents	The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of March 31, 2023 and December 31, 2022 (in thousands).

	As of
	March 31, 2023	December 31, 2022
Cash and cash equivalents	$145,118	$83,045
Restricted cash (presented within Other current assets)	668	665
Cash, cash equivalents and restricted cash	$145,786	$83,710
The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of September 30, 2023 and December 31, 2022.

	As of
	September 30, 2023	December 31, 2022
Cash and cash equivalents	$91,397	$83,045
Restricted cash (presented within Other current assets)	673	665
Cash, cash equivalents and restricted cash	$92,070	$83,710
The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of December 31, 2022 and December 31, 2021 (in thousands).

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$83,045	$128,318
Restricted cash (presented within Other current assets)	665	414
Cash, cash equivalents and restricted cash	$83,710	$128,732

Customer concentration risk
Customers representing 10% or greater of revenue were as follows for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Customer A	30%	19%
Customer B	13%	22%
Customer C	10%	8%

Customers representing 10% or greater of revenue were as follows for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Customer A	51%	10%	42%	14%
Customer B	5%	22%	9%	22%

Customers representing 10% or greater of revenue were as follows for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Customer A	36%	—%	39%	10%
Customer B	7%	27%	8%	24%
Customer C	—%	21%	—%	10%
Customers representing 10% or greater of revenue were as follows for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Customer A	22%	27%
Customer B	10%	15%
Customer C	7%	12%